Accounting for Warrant Liability (Details)	Mar. 31, 2021 shares
Accounting for Warrant Liability (Details) [Line Items]
Warrants outstanding	14,325,000
Public warrants [Member]
Accounting for Warrant Liability (Details) [Line Items]
Warrants outstanding	8,625,000
Private Placement Warrants [Member]
Accounting for Warrant Liability (Details) [Line Items]
Warrants outstanding	5,700,000